Goodwill and Intangibles (Details 2) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Remainder of 2017	$ 29,670
2018	98,478
2019	77,900
2020	56,113
2021	46,010
Thereafter	164,457
Total	$ 472,628	$ 511,210